U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1.	Name and address of issuer:
        TCW Funds, Inc.
	865 South Figueroa Street
	Los Angeles, California 90017

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[ X ]

3.	Investment Company Act File Number: 811-7170

	Securities Act File Number: 33-52272

4(a).	Last day of fiscal year for which this Form is filed: October 31, 2013

4(b).	[  ]	Check box if this Form is being filed late (i.e., more
                than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2) NOTE: IF THE FORM IS BEING FILED
                LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).	[   ]	Check box if this is the last time the issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section 24(f):
                $13,106,036,879

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:
                $13,047,264,480

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
                the Commission:	$0

	(iv)	Total available redemption credits
		[add items 5(ii) and 5(iii)]:	 $13,047,264,480


	(v)	Net sales -- if item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
		from Item 5(i)]:	$58,772,399

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is less than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:	$0


	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x  0.0001288000

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter "0" if no fee is due): $7,569.88

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year
        (see Instruction D):	+ $0.00

8.	Total of the amount of the registration fee due plus any interest due
	[Item 5(viii) plus Item 7]:	= $7,569.88


9.	Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:  01/28/2014 CIK: 0000892071


	Method of Delivery:

			[    ]  None
			[ X  ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ George N. Winn
George N. Winn,
Assistant Treasurer

Date: 	1/27/2014
*Please print the name and title of the signing officer below the signature.

Please note this is an amended filing. The original filing form had a transposed number in line 5(i) which is being corrected in this filing. There is no additional payment required as the original filing form had the correct wire amount and the money had already been received by the SEC. The Accession number of the original filing was 0000897436-14-000044